UNITED STATES	OMB APPROVAL
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22265

Western Asset Municipal Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK	10018
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2011- June 30, 2012

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22265

Reporting Period: 07/01/2011 - 06/30/2012

Western Asset Municipal Defined Opportunity Trust Inc.

============ Western Asset Municipal Defined Opportunity Trust Inc. ============

TENNESSEE ENERGY ACQUISITION CORP

Ticker:     TNSUTL

Meeting Date: JAN 06, 2012    security ID:      880443BH8

Record Date:  DEC 29, 2011    Meeting Type: CONSENT

#     Proposal          Mgt Rec           Vote Cast   Sponsor

                        N/A         N/A         Management

                                                N/A

      To consent Proposed Amendments

        (Indenture and Gas Purchase Agreement )

========== END  NPX  REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Western Asset Municipal Defined Opportunity Trust Inc.

By (Signature and Title)*	/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

Date	August 24, 2012

* Print the name and title of each signing officer under his or her signature.